Consolidated Statement of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		36 Months Ended	45 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
REVENUES
Revenues from Veterinary Services	$ 99,177	$ 110,455	$ 307,881	$ 195,258				$ 657,022
Online Revenues	2,299		5,792					5,792
Other Revenues					349,141		349,141
TOTAL REVENUE	101,476	110,455	313,673	195,258	349,141		349,141	662,814
Cost of Revenue	25,242	39,040	74,098	53,532	89,405		89,405	163,503
GROSS PROFIT	76,234	71,415	239,575	141,726	259,736		259,736	499,311
COSTS AND EXPENSES
Research and Development		11,144	5,798	104,932	109,063	20,933	139,996	145,794
Rent Costs	23,988	34,488	102,824	74,108	108,596	49,200	165,996	268,820
General and Administrative	130,370	178,139	415,796	598,923	793,609	421,213	1,242,059	1,657,855
Incorporation Costs							408	408
Consultant's Expenses	165,126	33,872	318,546	120,731	159,518	46,470	405,988	724,534
Miscellaneous Expenses							78	78
Total Costs and Expenses	319,484	257,643	842,964	898,694	1,170,786	537,816	1,954,525	2,797,489
OPERATING LOSS	(243,250)	(186,228)	(603,389)	(756,968)	(911,050)	(537,816)	(1,694,789)	(2,298,178)
OTHER INCOME AND EXPENSE
Other Income		97	86,762	99	99		99	86,861
Income generated from Revenue Share Agreement			187,699					187,699
Expenses incurred from Revenue Share Agreement	(15,308)		(145,362)					(145,362)
Loss on Impairment of intangible assets			(683,333)					(683,333)
Interest Expense	(7,697)	(5,439)	(23,174)	(19,698)	(24,404)	(7,075)	(31,479)	(54,653)
Interest Expense attributable to amortization of discount	(19,405)		(187,518)		(16,428)		(16,428)	(203,946)
Expenses attributable to issuance of shares pursuant to contractual obligation	(17,720)		(17,720)					(17,720)
Expenses attributable to issuance of Non Voting Convertible Preferred Shares in connection with Stock Purchase Agreement	(75,000)		(75,000)					(75,000)
Total Other Income and Expenses	(135,130)	(5,342)	(857,646)	(19,599)	(40,733)	(7,075)	(47,808)	(905,454)
LOSS BEFORE INCOME TAXES	(378,380)	(191,570)	(1,461,035)	(776,567)	(951,783)	(544,891)	(1,742,597)	(3,203,632)
Income Taxes
NET INCOME (LOSS)	(378,380)	(191,570)	(1,461,035)	(776,567)	(951,783)	(544,891)	(1,742,597)	(3,203,632)
Beneficial conversion feature attributable to issuance of NonVoting Preferred Stock	(32,142)		(32,142)					(32,142)
NET INCOME (LOSS) available to common shareholders	$ (410,522)	$ (191,570)	$ (1,493,177)	$ (776,567)	$ (951,783)	$ (544,891)	$ (1,742,597)	$ (3,235,774)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ 0	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.048)	$ (0.031)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	119,459,306	20,434,036	55,643,483	19,620,953	19,895,368	17,540,420